SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Amounts Receivable
Balance at beginning	$ 289,495	$ 73,257
Increase during the year	140,011	216,238
Balance at ending	$ 429,506	$ 289,495